DWS Alternative Asset Allocation VIP Shareholder Fees	Apr. 24, 2026 USD ($)
Class A [Member] | DWS Alternative Asset Allocation VIP | Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0